Financial instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial instruments
Financial instruments
17.	Financial instruments:
(a)	Classification of financial instruments:

The Company’s financial instruments consist of cash and cash equivalents, restricted cash, accounts payable and accrued liabilities, convertible notes, warrant liabilities, SIF contribution liability, SAFE liabilities, PIPE subscription obligation and share-based compensation.

Cash and restricted cash are recorded at amortized cost.

Accounts payable and accrued liabilities are measured at amortized cost.

Convertible notes are recorded at fair value using the Monte-Carlo simulation valuation method.

Warrant liabilities and share-based compensation are recorded at fair value using the Black-Scholes valuation method.

The SIF contribution liability includes the funding liability and warrant obligation. The funding liability represents the fair value of the issued SIF Warrants and the Contingent Repayment Obligation. Amounts reported as warrant obligation represent the value for contributions received, for which SIF Warrants have yet to be issued. The warrant obligation is recorded at fair value based on the estimated per share fair value of the Company’s common shares. The fair value of the funding liability is estimated using the PWERM valuation approach. The fair values of the SIF Warrants and the Contingent Repayment Obligation subject to the PWERM is based on the estimated per share fair value of the Company’s common shares and a discounted cash flow model, respectively.

The fair value of SAFE liabilities is estimated using the PWERM valuation approach. The fair value of the SAFE Warrants is estimated using the Black-Scholes model.

The fair value of the preferred shares and warrants contained within the PIPE subscriptions agreements were estimated using the Monte Carlo simulation method.

17.	Financial instruments: (continued)
(b)	Fair values:

The financial instruments measured at fair value and their level within the fair value hierarchy are illustrated in the following table:

December 31, 2025	Level 1	Level 2	Level 3
SIF contribution liability	$—	$—	$28,369
Share-based compensation	—	—	15,545
SAFE liabilities	—	—	44,340
SAFE Warrants	—	—	13,171

June 30, 2026	Level 1	Level 2	Level 3
SIF contribution liability	$—	$—	$87,417
Share-based compensation	—	—	22,477
SAFE liabilities	—	—	56,153
SAFE Warrants	—	—	15,467
PIPE subscription obligation	—	—	21,976

The estimated fair values of the warrant liability, share-based compensation liability, SIF contribution liability, and SAFE Warrants are considered Level 3 fair value measurements due to the use of the estimated per share fair value of the Company’s common shares, which is classified as a Level 3 input within the fair value measurement hierarchy. The estimated probability of a full or partial cash settlement for the SIF contribution liability is determined by management and is classified as a Level 3 input within the fair value measurement hierarchy.

The estimated fair values of the SAFEs are considered Level 3 fair value measurements due to the probability weighting of future outcomes (equity financing, liquidity event, dissolution) which is estimated by management and is classified as a Level 3 input within the fair value measurement hierarchy.

The estimated fair value of the PIPE subscription obligation liabilities are considered Level 3 fair value measurements due to the use of the estimated per share fair value of the Company’s common shares and redemption probability assumption, which are classified as a Level 3 input within the fair value measurement hierarchy.

The estimated fair values of the convertible notes are considered Level 3 fair value measurements due to the use of the estimated per share fair value of the Company’s preferred shares, which is classified as a Level 3 input within the fair value measurement hierarchy.

The carrying values of cash and cash equivalents, restricted cash and accounts payable and accrued liabilities are carried at cost, which approximate their fair values at June 30, 2026 and December 31, 2025 due to the short-term maturity of these instruments.

(c)	Risk management:

In the normal course of business, the Company is exposed to a number of risks that can affect its operating performance. These risks and the actions taken to manage them are discussed below:

(i)	Foreign currency risk:

Foreign currency risk exposures arise from transactions denominated in a currency other than the functional currency of our legal entities. Our foreign risk currency arises primarily with respect to the U.S. dollar denominated balances in our Canadian functional currency entity. Based on the Company’s USD denominated monetary assets and monetary liabilities as of June 30, 2026, a 10% increase (decrease) in the USD relative to the CAD would increase (decrease) the Company’s net loss by approximately $1,778 (CAD 2,526).

17.	Financial instruments: (continued)
(ii)	Credit risk:

Credit risk reflects the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations. This risk arises principally in respect of the Company’s cash and cash equivalents. The majority of the Company’s bank balances are uninsured as of June 30, 2026. In order to mitigate its exposure to credit risk, the Company monitors its financial assets and maintains substantially all of cash deposits in Schedule I chartered banks in Canada. The Company does not consider any of its financial assets to be impaired as of June 30, 2026.

(iii)	Financial risk:

Financial risk is the risk that the values of the Company’s financial instruments will vary due to fluctuations in interest rates and foreign currency exchange rates, and the degree of volatility of these rates. The Company does not use derivative instruments to reduce its exposure to interest and foreign currency risks.

(iv)	Liquidity risk:

Liquidity risk is the risk that the Company will be unable to meet its financial obligations as they fall due. The Company manages liquidity risk through ongoing monitoring of cash flows, budgeting, and maintaining relationships with potential investors and financing partners. Cash flow forecasting is performed regularly to ensure that there is sufficient liquidity in order to meet short-term business requirements. For additional information on the Company’s exposure to liquidity risk, refer to note 2.

16.	Financial instruments:
(a)	Classification of financial instruments:

The Company’s financial instruments consist of cash and cash equivalents, restricted cash, accounts payable and accrued liabilities, convertible notes, warrant liabilities, SIF contribution liability, SAFE liabilities and share-based compensation.

Cash and restricted cash are recorded at amortized cost.

Accounts payable and accrued liabilities are measured at amortized cost.

Convertible notes are recorded at fair value using the Monte-Carlo simulation valuation method.

Warrant liabilities and Share-based compensation are recorded at fair value using the Black-Scholes valuation method.

The SIF contribution liability includes the funding liability and warrant obligation. The funding liability represents the fair value of the issued SIF Warrants and the contingent contribution repayment obligation. Amounts reported as warrant obligation represent the value for contributions received, for which SIF Warrants have yet to be issued. The warrant obligation is recorded at fair value based on the estimated per share fair value of the Company’s common shares. The fair value of the funding liability is estimated using the PWERM valuation approach. The fair values of the SIF Warrants and the contingent contribution repayment subject to the PWERM is based on the estimated per share fair value of the Company’s common shares and a discounted cash flow model, respectively.

The fair value of SAFE liabilities is estimated using the PWERM valuation approach. The fair value of the SAFE Warrants is estimated using the Black-Scholes model.

(b)	Fair values:

The financial instruments measured at fair value and their level within the fair value hierarchy are illustrated in the following table:

December 31, 2024	Level 1	Level 2	Level 3
Warrant liability	$—	$—	$10
SIF contribution liability	—	—	15,681
Share-based compensation	—	—	6,889
Convertible notes	—	—	21,412

December 31, 2025	Level 1	Level 2	Level 3
SIF Contribution liability	$—	$—	$28,369
Share-based compensation	—	—	15,545
SAFE liabilities	—	—	57,511

16.	Financial instruments: (continued)

The estimated fair values of the warrant liability, share-based compensation liability, SIF contribution liability, and SAFE Warrants are considered Level 3 fair value measurements due to the use of the estimated per share fair value of the Company’s common shares, which is classified as a level 3 input within the fair value measurement hierarchy. The estimated probability of a full or partial cash settlement for the SIF contribution liability is determined by management and is classified as a Level 3 input within the fair value measurement hierarchy.

The estimated fair values of the SAFEs are considered Level 3 fair value measurements due to the probability weighting of future outcomes (equity financing, liquidity event, dissolution) which is estimated by management and is classified as a Level 3 input within the fair value measurement hierarchy.

The estimated fair values of the convertible notes are considered Level 3 fair value measurements due to the use of the estimated per share fair value of the Company’s preferred shares, which is classified as a level 3 input within the fair value measurement hierarchy.

The carrying values of cash and cash equivalents, restricted cash and accounts payable and accrued liabilities are carried at cost, which approximate their fair values at December 31, 2025 and December 31, 2024 due to the short-term maturity of these instruments.

(c)	Risk management:

In the normal course of business, the Company is exposed to a number of risks that can affect its operating performance. These risks and the actions taken to manage them are discussed below:

(i)	Foreign currency risk:

Foreign currency risk exposures arise from transactions denominated in a currency other than the functional currency of our legal entities. Our foreign risk currency arises primarily with respect to the U.S. dollar denominated balances in our Canadian functional currency entity. Based on the Company’s USD denominated monetary assets and monetary liabilities at December 31, 2025, a 10% change in the USD and CAD exchange rate would change the Company’s net loss by approximately $1,224 (CAD 1,678).

(ii)	Credit risk:

Credit risk reflects the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations. This risk arises principally in respect of the Company’s cash and cash equivalents. The majority of the Company’s bank balances are uninsured as of December 31, 2025. In order to mitigate its exposure to credit risk, the Company monitors its financial assets and maintains substantially all of cash deposits in Schedule I chartered banks in Canada. The Company does not consider any of its financial assets to be impaired as of December 31, 2025.

(iii)	Financial risk:

Financial risk is the risk that the values of the Company’s financial instruments will vary due to fluctuations in interest rates and foreign currency exchange rates, and the degree of volatility of these rates. The Company does not use derivative instruments to reduce its exposure to interest and foreign currency risks.

(iii)	Liquidity risk:

Liquidity risk is the risk that the Company will be unable to meet its financial obligations as they fall due. The Company manages liquidity risk through ongoing monitoring of cash flows, budgeting, and maintaining relationships with potential investors and financing partners. Cash flow forecasting is performed regularly to ensure that there is sufficient liquidity in order to meet short-term business requirements.

As described in Note 2 – Basis of Presentation and going concern, the Company’s reliance on external financing to meet its obligations for the 12 months following the issuance of these financial statements gives rise to material uncertainty regarding its ability to continue as a going concern.